RESTRICTED NET ASSETS (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Financing Receivable, Modified [Line Items]
Net assets
Minimum [Member]
Financing Receivable, Modified [Line Items]
Net assets percentage	10.00%